UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21411
Eaton Vance Senior Floating-Rate Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	October 31
Date of Reporting Period:	July 31, 2006

Item 1. Schedule of Investments

Eaton Vance Senior Floating-Rate Trust                                                                                             as of July 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 138.1% (1)

Principal
Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 3.3%
	Alliant Techsystems, Inc.
$ 564,375	Term Loan, 6.50%, Maturing March 31, 2009	$ 565,433
	Awas Capital, Inc.
2,523,639	Term Loan, 11.50%, Maturing March 22, 2013	2,542,566
	Delta Air Lines, Inc.
2,075,000	Term Loan, 12.77%, Maturing March 27, 2008	2,144,512
	Dresser Rand Group, Inc.
1,452,063	Term Loan, 7.27%, Maturing October 29, 2011	1,464,224
	DRS Technologies, Inc.
1,022,438	Term Loan, 6.89%, Maturing January 31, 2013	1,026,431
	Hexcel Corp.
1,731,394	Term Loan, 7.19%, Maturing March 1, 2012	1,735,723
	IAP Worldwide Services, Inc.
970,125	Term Loan, 8.50%, Maturing December 30, 2012	974,168
	K&F Industries, Inc.
1,556,018	Term Loan, 7.40%, Maturing November 18, 2012	1,558,693
	Mid-Western Aircraft Systems, Inc.
1,910,700	Term Loan, 7.75%, Maturing December 31, 2011	1,920,970
	Standard Aero Holdings, Inc.
1,435,821	Term Loan, 7.67%, Maturing August 24, 2012	1,436,719
	Transdigm, Inc.
1,625,000	Term Loan, 7.45%, Maturing June 23, 2013	1,630,840
	Vought Aircraft Industries, Inc.
2,154,153	Term Loan, 8.00%, Maturing December 17, 2011	2,173,002
	Wam Aquisition, S.A.
695,118	Term Loan, 8.25%, Maturing April 8, 2013	702,395
695,118	Term Loan, 8.75%, Maturing April 8, 2014	705,436
	Wyle Laboratories, Inc.
265,608	Term Loan, 7.88%, Maturing January 28, 2011	267,517
		$ 20,848,629
Air Transport — 0.3%
	United Airlines, Inc.
1,400,000	Term Loan, 8.63%, Maturing February 1, 2012	1,417,646
200,000	Term Loan, 9.19%, Maturing February 1, 2012	202,521
		$ 1,620,167
Automotive — 7.7%
	Accuride Corp.
2,556,073	Term Loan, 7.31%, Maturing January 31, 2012	2,563,102
	AE Europe Group, LLC
811,786	Term Loan, 8.40%, Maturing October 11, 2011	815,845

	Affina Group, Inc.
$ 1,440,285	Term Loan, 8.50%, Maturing November 30, 2011	$ 1,445,326
	Axletech International Holding, Inc.
1,750,000	Term Loan, 12.01%, Maturing April 22, 2013	1,763,125
	Collins & Aikman Products Co.
695,155	Term Loan, 11.75%, Maturing August 31, 2011	596,840
	CSA Acquisition Corp.
497,500	Term Loan, 8.00%, Maturing December 23, 2011	500,998
605,560	Term Loan, 8.00%, Maturing December 23, 2011	608,588
974,159	Term Loan, 8.00%, Maturing December 23, 2011	979,030
	Dana Corp.
1,050,000	DIP Loan, 7.65%, Maturing April 13, 2008	1,052,078
	Dayco Products, LLC
2,025,000	Term Loan, 8.03%, Maturing June 21, 2011	2,042,298
	Dura Operating Corp.
1,100,000	Term Loan, 9.11%, Maturing May 3, 2011	1,108,250
	Exide Technologies, Inc.
600,067	Term Loan, 11.25%, Maturing May 5, 2010	630,071
607,421	Term Loan, 11.25%, Maturing May 5, 2010	637,792
	Federal-Mogul Corp.
7,434,538	Revolving Loan, 6.89%, Maturing December 9, 2006 (2)	7,253,381
2,559,019	Term Loan, 7.65%, Maturing December 9, 2006	2,505,172
	Goodyear Tire & Rubber Co.
880,000	Term Loan, 4.73%, Maturing April 30, 2010	881,808
2,950,000	Term Loan, 7.95%, Maturing April 30, 2010	2,966,901
1,000,000	Term Loan, 8.70%, Maturing March 1, 2011	1,009,625
	HLI Operating Co., Inc.
1,807,182	Term Loan, 8.83%, Maturing June 3, 2009	1,832,031
	Insurance Auto Auctions, Inc.
875,000	Term Loan, 6.77%, Maturing May 19, 2012 (2)	879,102
	Key Automotive Group
1,341,590	Term Loan, 8.56%, Maturing June 20, 2009	1,352,490
	Keystone Automotive Operations, Inc.
1,616,875	Term Loan, 7.99%, Maturing October 30, 2010	1,616,875
	R.J. Tower Corp.
1,725,000	DIP Revolving Loan, 8.25%, Maturing February 2, 2007	1,747,102
	Tenneco Automotive, Inc.
1,994,254	Term Loan, 7.19%, Maturing December 12, 2009	2,009,460
1,656,896	Term Loan, 7.11%, Maturing December 12, 2010	1,669,530
	TI Automotive, Ltd.
1,194,561	Term Loan, 8.87%, Maturing June 30, 2011	1,181,122
	TRW Automotive, Inc.
4,528,899	Term Loan, 7.19%, Maturing June 30, 2012	4,526,698

	United Components, Inc.
$ 1,767,824	Term Loan, 7.41%, Maturing June 30, 2010	$ 1,776,663
		$ 47,951,303
Beverage and Tobacco — 1.7%
	Alliance One International, Inc.
770,250	Term Loan, 8.49%, Maturing May 13, 2010	776,027
	Culligan International Co.
1,021,157	Term Loan, 7.37%, Maturing September 30, 2011	1,021,477
	National Dairy Holdings, L.P.
790,000	Term Loan, 7.40%, Maturing March 15, 2012	792,962
	National Distribution Co.
690,800	Term Loan, 11.90%, Maturing June 22, 2010	692,527
	Reynolds American, Inc.
2,950,000	Term Loan, 7.26%, Maturing May 31, 2012	2,967,747
	Southern Wine & Spirits of America, Inc.
3,751,931	Term Loan, 7.00%, Maturing June 1, 2012	3,761,311
	Sunny Delight Beverages Co.
386,884	Term Loan, 11.39%, Maturing August 20, 2010	383,257
		$ 10,395,308
Building and Development — 10.0%
	AP-Newkirk Holdings, LLC
1,744,782	Term Loan, 7.90%, Maturing December 21, 2007	1,750,235
	Biomed Realty, L.P.
3,055,000	Term Loan, 7.60%, Maturing May 31, 2010	3,062,637
	Capital Automotive REIT
1,294,241	Term Loan, 7.10%, Maturing December 16, 2010 REIT	1,295,679
	DMB / CH II, LLC
212,500	Term Loan, 7.84%, Maturing December 22, 2008	213,031
	Epco / Fantome, LLC
1,525,000	Term Loan, 8.50%, Maturing November 23, 2010	1,528,812
	Formica Corp.
1,022,438	Term Loan, 8.48%, Maturing March 15, 2013	1,025,633
	FT-FIN Acquisition, LLC
859,230	Term Loan, 7.13%, Maturing November 17, 2007	861,378
	Gables GP, Inc.
776,343	Term Loan, 7.10%, Maturing September 30, 2006	777,394
	General Growth Properties, Inc.
2,000,000	Term Loan, 6.65%, Maturing February 24, 2011	1,977,386
	Hovstone Holdings, LLC
1,230,000	Term Loan, 7.68%, Maturing February 28, 2009	1,233,075
	Kyle Acquisition Group, LLC
730,712	Term Loan, 7.38%, Maturing July 20, 2010	730,712
	Landsource Communities, LLC
6,011,000	Term Loan, 7.88%, Maturing March 31, 2010	6,022,271

	Lanoga Corp.
$ 1,250,000	Term Loan, 7.25%, Maturing June 29, 2013	$ 1,250,391
	LNR Property Corp.
2,800,000	Term Loan, 8.11%, Maturing July 3, 2011	2,816,918
	MAAX Corp.
709,867	Term Loan, 8.40%, Maturing June 4, 2011	706,318
	Mattamy Funding Partnership
500,000	Term Loan, 7.48%, Maturing April 11, 2013	501,250
	Mueller Group, Inc.
2,690,378	Term Loan, 7.65%, Maturing October 3, 2012	2,707,193
	NCI Building Systems, Inc.
737,280	Term Loan, 6.71%, Maturing June 18, 2010	738,662
	Newkirk Master, L.P.
3,901,283	Term Loan, 7.10%, Maturing August 11, 2008	3,913,475
	Nortek, Inc.
2,746,063	Term Loan, 7.40%, Maturing August 27, 2011	2,742,202
	November 2005 Land Investors
997,500	Term Loan, 8.25%, Maturing May 31, 2011	999,994
	Panolam Industries Holdings, Inc.
593,778	Term Loan, 8.25%, Maturing September 30, 2012	598,231
	Ply Gem Industries, Inc.
104,426	Term Loan, 7.21%, Maturing August 15, 2011	104,295
1,566,387	Term Loan, 7.21%, Maturing August 15, 2011	1,564,429
	South Edge, LLC
787,500	Term Loan, 7.44%, Maturing October 31, 2009	790,453
	St. Mary’s Cement, Inc.
5,840,201	Term Loan, 7.50%, Maturing December 4, 2010	5,854,802
	Stile Acquisition Corp.
2,132,424	Term Loan, 7.49%, Maturing April 6, 2013	2,094,535
	Stile U.S. Acquisition Corp.
2,136,057	Term Loan, 7.49%, Maturing April 6, 2013	2,098,103
	TE / Tousa Senior, LLC
1,575,000	Term Loan, 7.75%, Maturing August 1, 2008	1,569,094
	The Woodlands Community Property Co.
1,013,668	Term Loan, 7.76%, Maturing November 30, 2007	1,021,271
1,269,538	Term Loan, 9.76%, Maturing November 30, 2007	1,288,581
	Tousa / Kolter, LLC
2,070,000	Term Loan, 6.72%, Maturing January 7, 2008 (2)	2,080,350
	TRU 2005 RE Holding Co.
4,100,000	Term Loan, 8.35%, Maturing December 9, 2008	4,082,062
	Trustreet Properties, Inc.
1,465,000	Term Loan, 7.35%, Maturing April 8, 2010	1,473,241
	United Subcontractors, Inc.
825,000	Term Loan, 12.86%, Maturing May 27, 2013	825,000
		$ 62,299,093

Business Equipment and Services — 7.2%
	Acco Brands Corp.
$1,406,750	Term Loan, 7.12%, Maturing August 17, 2012	$1,407,629
	Activant Solutions, Inc.
773,063	Term Loan, 7.19%, Maturing May 1, 2013	758,568
	Affiliated Computer Services
820,875	Term Loan, 7.40%, Maturing March 20, 2013	822,561
	Affinion Group, Inc.
2,139,535	Term Loan, 7.93%, Maturing October 17, 2012	2,152,239
	Allied Security Holdings, LLC
1,300,000	Term Loan, 10.25%, Maturing June 30, 2010	1,308,125
	Aspect Software, Inc.
2,025,000	Term Loan, 8.50%, Maturing July 11, 2011	2,026,899
1,800,000	Term Loan, 12.56%, Maturing July 11, 2013	1,802,250
	Buhrmann US, Inc.
3,115,432	Term Loan, 7.01%, Maturing December 31, 2010	3,123,221
	DynCorp International, LLC
1,214,625	Term Loan, 8.06%, Maturing February 11, 2011	1,220,192
	Gate Gourmet Borrower, LLC
1,463,000	Term Loan, 8.25%, Maturing March 9, 2012	1,479,459
183,333	Term Loan, 8.25%, Maturing March 9, 2012	185,396
	Info USA, Inc.
621,875	Term Loan, 7.25%, Maturing February 14, 2012	622,652
	IPayment, Inc.
947,625	Term Loan, 7.72%, Maturing May 10, 2013	947,625
	Iron Mountain, Inc.
2,292,205	Term Loan, 7.00%, Maturing April 2, 2011	2,297,936
	Language Line, Inc.
2,392,382	Term Loan, 9.74%, Maturing June 11, 2011	2,411,820
	Mitchell International, Inc.
711,209	Term Loan, 7.50%, Maturing August 15, 2011	714,098
	N.E.W. Holdings I, LLC
818,185	Term Loan, 8.63%, Maturing July 1, 2011	819,207
	Protection One, Inc.
916,641	Term Loan, 7.84%, Maturing April 18, 2011	918,933
	Quintiles Transnational Corp.
1,700,000	Term Loan, 9.50%, Maturing March 31, 2014	1,724,437
	RGIS Holdings, LLC
1,144,343	Term Loan, 8.00%, Maturing February 15, 2013	1,142,913
	SGS International, Inc.
696,500	Term Loan, 8.02%, Maturing December 30, 2011	699,112
	Sungard Data Systems, Inc.
12,969,000	Term Loan, 7.66%, Maturing February 11, 2013	13,041,951
	Transaction Network Services, Inc.
783,819	Term Loan, 7.39%, Maturing May 4, 2012	783,819

	US Investigations Services, Inc.
$1,185,154	Term Loan, 7.92%, Maturing October 14, 2012	$1,188,117
543,989	Term Loan, 7.92%, Maturing October 14, 2012	545,689
	Williams Scotsman, Inc.
750,000	Term Loan, 7.00%, Maturing June 28, 2010	752,031
		$44,896,879
Cable and Satellite Television — 7.0%
	Atlantic Broadband Finance, LLC
4,283,698	Term Loan, 7.99%, Maturing September 1, 2011	4,321,180
	Bragg Communications, Inc.
1,031,625	Term Loan, 7.23%, Maturing August 31, 2011	1,034,204
	Bresnan Broadband Holdings, LLC
1,200,000	Term Loan, 9.81%, Maturing March 29, 2014	1,228,500
	Canadian Cable Acquisition Co., Inc.
1,470,000	Term Loan, 8.50%, Maturing July 31, 2011	1,477,350
	Charter Communications Operating, LLC
12,118,808	Term Loan, 8.13%, Maturing April 28, 2013	12,151,335
	CSC Holdings, Inc.
2,992,500	Term Loan, 7.03%, Maturing March 29, 2013	2,978,184
	Insight Midwest Holdings, LLC
7,054,051	Term Loan, 7.44%, Maturing December 31, 2009	7,069,486
	Mediacom Broadband Group
5,895,450	Term Loan, 7.10%, Maturing January 31, 2015	5,871,037
	Mediacom Illinois, LLC
2,784,750	Term Loan, 7.09%, Maturing March 31, 2013	2,776,546
	UGS Corp.
2,297,293	Term Loan, 7.48%, Maturing March 31, 2012	2,299,686
	UPC Broadband Holding B.V.
1,195,000	Term Loan, 7.64%, Maturing March 31, 2013	1,193,890
1,195,000	Term Loan, 7.64%, Maturing December 31, 2013	1,193,890
		$43,595,288
Chemicals and Plastics — 8.7%
	Basell Af S.A.R.L.
312,500	Term Loan, 7.73%, Maturing August 1, 2013	316,406
62,500	Term Loan, 7.73%, Maturing August 1, 2013	63,281
312,500	Term Loan, 8.23%, Maturing August 1, 2014	316,406
62,500	Term Loan, 8.23%, Maturing August 1, 2014	63,281
	Brenntag Holding GmbH and Co. KG
373,091	Term Loan, 8.08%, Maturing January 18, 2014	377,755
1,526,909	Term Loan, 8.08%, Maturing January 18, 2014	1,536,071
1,000,000	Term Loan, 12.08%, Maturing December 23, 2015	1,021,875
	Celanese Holdings, LLC
4,160,734	Term Loan, 7.50%, Maturing June 4, 2011	4,173,303

	Gentek, Inc.
$552,762	Term Loan, 7.56%, Maturing February 28, 2011	$556,648
669,630	Term Loan, 9.76%, Maturing February 28, 2012	676,744
	Hercules, Inc.
865,088	Term Loan, 7.01%, Maturing October 8, 2010	867,466
	Hexion Specialty Chemicals, Inc.
807,538	Term Loan, 7.50%, Maturing May 5, 2013	800,724
3,717,462	Term Loan, 7.56%, Maturing May 5, 2013	3,686,094
	Huntsman, LLC
5,638,682	Term Loan, 7.15%, Maturing August 16, 2012	5,619,296
	Ineos Group
1,625,000	Term Loan, 7.34%, Maturing December 14, 2013	1,636,849
1,625,000	Term Loan, 7.84%, Maturing December 14, 2014	1,636,849
	Innophos, Inc.
850,920	Term Loan, 7.70%, Maturing August 13, 2010	853,047
	Invista B.V.
2,638,204	Term Loan, 7.00%, Maturing April 29, 2011	2,642,602
1,341,083	Term Loan, 7.00%, Maturing April 29, 2011	1,343,319
	ISP Chemo, Inc.
2,194,500	Term Loan, 7.08%, Maturing February 16, 2013	2,196,850
	Kranton Polymers, LLC
3,266,722	Term Loan, 7.44%, Maturing May 12, 2013	3,266,722
	Mosaic Co.
1,422,000	Term Loan, 6.99%, Maturing February 21, 2012	1,422,445
	Nalco Co.
6,533,675	Term Loan, 7.21%, Maturing November 4, 2010	6,535,720
	PQ Corp.
1,260,920	Term Loan, 7.50%, Maturing February 11, 2012	1,263,546
	Professional Paint, Inc.
725,000	Term Loan, 7.76%, Maturing May 31, 2012	728,625
350,000	Term Loan, 11.38%, Maturing May 31, 2013	353,500
	Rockwood Specialties Group, Inc.
4,383,250	Term Loan, 7.49%, Maturing December 10, 2012	4,397,859
	Solo Cup Co.
2,651,795	Term Loan, 7.84%, Maturing February 27, 2011	2,664,778
550,000	Term Loan, 9.66%, Maturing March 31, 2012	555,500
	Solutia, Inc.
750,000	DIP Loan, 8.72%, Maturing March 31, 2007	755,156
	Wellman, Inc.
2,250,000	Term Loan, 9.15%, Maturing February 10, 2009	2,258,788
		$54,587,505
Clothing/Textiles — 0.4%
	Propex Fabrics, Inc.
943,822	Term Loan, 7.76%, Maturing July 31, 2012	945,002
	St. John Knits International, Inc.
695,480	Term Loan, 7.75%, Maturing March 23, 2012	695,480

	The William Carter Co.
$728,703	Term Loan, 6.85%, Maturing July 14, 2012	$727,792
		$2,368,274
Conglomerates — 3.0%
	Amsted Industries, Inc.
1,738,827	Term Loan, 7.46%, Maturing October 15, 2010	1,749,153
	Blount, Inc.
344,753	Term Loan, 7.18%, Maturing August 9, 2010	348,344
	Education Management, LLC
1,550,000	Term Loan, 8.06%, Maturing June 1, 2013	1,559,929
	Euramax International, Inc.
608,052	Term Loan, 8.06%, Maturing June 28, 2012	611,548
501,316	Term Loan, 12.49%, Maturing June 28, 2013	504,136
248,684	Term Loan, 12.49%, Maturing June 28, 2013	250,083
	Goodman Global Holdings, Inc.
1,065,995	Term Loan, 6.94%, Maturing December 23, 2011	1,064,828
	Jarden Corp.
1,507,357	Term Loan, 7.25%, Maturing January 24, 2012	1,502,803
2,675,111	Term Loan, 7.50%, Maturing January 24, 2012	2,676,783
	Johnson Diversey, Inc.
1,718,335	Term Loan, 7.63%, Maturing November 3, 2009	1,731,490
	Polymer Group, Inc.
2,562,125	Term Loan, 7.74%, Maturing November 22, 2012	2,569,599
	PP Acquisition Corp.
2,484,409	Term Loan, 8.40%, Maturing November 12, 2011	2,509,253
	Sensata Technologies Finance Co.
800,000	Term Loan, 7.24%, Maturing April 27, 2013	796,643
	Terex Corp.
725,000	Term Loan, 7.11%, Maturing July 13, 2013	727,719
		$18,602,311
Containers and Glass Products — 5.1%
	Berry Plastics Corp.
2,055,808	Term Loan, 7.15%, Maturing December 2, 2011	2,056,236
	Bluegrass Container Company
380,000	Term Loan, 0.00%, Maturing June 30, 2013 (2)	382,018
1,270,000	Term Loan, 7.65%, Maturing June 30, 2013	1,276,745
284,848	Term Loan, 0.00%, Maturing December 30, 2013 (2)	288,765
890,152	Term Loan, 10.40%, Maturing December 30, 2013	902,391
	Consolidated Container Holding, LLC
1,176,000	Term Loan, 8.38%, Maturing December 15, 2008	1,182,370
	Crown Americas, Inc.
625,000	Term Loan, 6.95%, Maturing November 15, 2012	625,781
	Graham Packaging Holdings Co.
4,334,000	Term Loan, 7.75%, Maturing October 7, 2011	4,351,154
374,051	Term Loan, 7.81%, Maturing October 7, 2011	375,531

$1,428,571	Term Loan, 9.75%, Maturing April 7, 2012	$1,450,000
	Graphic Packaging International, Inc.
5,427,325	Term Loan, 7.92%, Maturing August 8, 2010	5,477,235
	IPG (US), Inc.
2,146,763	Term Loan, 7.58%, Maturing July 28, 2011	2,161,968
	JSG Acquisitions
1,845,000	Term Loan, 7.88%, Maturing December 1, 2013	1,874,981
1,845,000	Term Loan, 8.38%, Maturing December 1, 2013	1,874,981
	Owens-Brockway Glass Container
1,625,000	Term Loan, 7.11%, Maturing June 14, 2013	1,627,369
	Smurfit-Stone Container Corp.
589,195	Term Loan, 4.73%, Maturing November 1, 2010	592,591
3,050,595	Term Loan, 7.59%, Maturing November 1, 2010	3,068,178
1,474,236	Term Loan, 7.54%, Maturing November 1, 2011	1,482,733
669,938	Term Loan, 7.63%, Maturing November 1, 2011	673,799
		$31,724,826
Cosmetics/Toiletries — 0.4%
	Prestige Brands, Inc.
1,759,500	Term Loan, 7.23%, Maturing April 7, 2011	1,765,364
	Revlon Consumer Products Corp.
945,000	Term Loan, 11.49%, Maturing July 9, 2009	970,200
		$2,735,564
Drugs — 1.1%
	Patheon, Inc.
1,792,434	Term Loan, 7.74%, Maturing December 14, 2011	1,792,434
	Warner Chilcott Corp.
8,811	Term Loan, 7.63%, Maturing January 12, 2012	8,830
44,054	Term Loan, 7.80%, Maturing January 12, 2012	44,150
1,247,939	Term Loan, 7.61%, Maturing January 18, 2012	1,250,929
576,513	Term Loan, 7.61%, Maturing January 18, 2012	577,894
3,096,998	Term Loan, 7.62%, Maturing January 18, 2012	3,104,419
		$6,778,656
Ecological Services and Equipment — 2.2%
	Alderwoods Group, Inc.
206,089	Term Loan, 7.39%, Maturing August 19, 2010	206,390
	Allied Waste Industries, Inc.
1,310,943	Term Loan, 4.88%, Maturing January 15, 2012	1,306,164
3,376,347	Term Loan, 7.15%, Maturing January 15, 2012	3,364,388
	Duratek, Inc.
596,226	Term Loan, 7.76%, Maturing June 7, 2013	601,443
	Energysolutions, LLC
62,107	Term Loan, 7.62%, Maturing June 7, 2013	62,650
1,316,667	Term Loan, 7.76%, Maturing June 7, 2013	1,328,187

	Environmental Systems, Inc.
$967,230	Term Loan, 8.86%, Maturing December 12, 2008	$974,484
2,500,000	Term Loan, 15.37%, Maturing December 12, 2010	2,537,500
	IESI Corp.
970,588	Term Loan, 7.19%, Maturing January 20, 2012	972,408
	Sensus Metering Systems, Inc.
315,326	Term Loan, 7.20%, Maturing December 17, 2010	316,114
2,373,913	Term Loan, 7.24%, Maturing December 17, 2010	2,379,848
		$14,049,576
Electronics/Electrical — 2.6%
	AMI Semiconductor, Inc.
2,066,120	Term Loan, 6.90%, Maturing April 1, 2012	2,071,286
	Communications & Power, Inc.
482,716	Term Loan, 7.61%, Maturing July 23, 2010	484,828
	Enersys Capital, Inc.
1,078,000	Term Loan, 7.29%, Maturing March 17, 2011	1,080,695
	Epicor Software Corp.
374,063	Term Loan, 7.77%, Maturing March 30, 2012	377,102
	FCI International S.A.S.
216,536	Term Loan, 8.83%, Maturing October 31, 2008	217,957
208,464	Term Loan, 8.83%, Maturing October 31, 2008	211,330
208,464	Term Loan, 8.33%, Maturing November 1, 2013	211,330
216,536	Term Loan, 8.33%, Maturing November 1, 2013	216,874
	Network Solutions, LLC
960,175	Term Loan, 10.50%, Maturing January 9, 2012	972,177
	Open Solutions, Inc.
1,050,000	Term Loan, 11.78%, Maturing March 3, 2012	1,077,562
	Rayovac Corp.
3,453,516	Term Loan, 8.33%, Maturing February 7, 2012	3,457,832
	Security Co., Inc.
980,022	Term Loan, 8.75%, Maturing June 30, 2010	982,472
1,000,000	Term Loan, 12.63%, Maturing June 30, 2011	1,012,500
	Serena Software, Inc.
562,500	Term Loan, 7.41%, Maturing March 10, 2013	562,500
	Telcordia Technologies, Inc.
2,699,597	Term Loan, 7.73%, Maturing September 15, 2012	2,608,485
	Vertafore, Inc.
850,000	Term Loan, 11.13%, Maturing January 31, 2013	863,458
		$16,408,388
Equipment Leasing — 2.0%
	Ashtead Group, PLC
990,000	Term Loan, 6.94%, Maturing November 12, 2009	990,619
	Maxim Crane Works, L.P.
1,040,905	Term Loan, 7.44%, Maturing January 28, 2010	1,044,158

	The Hertz Corp.
$400,000	Term Loan, 5.42%, Maturing December 21, 2012	$402,442
3,186,021	Term Loan, 7.54%, Maturing December 21, 2012	3,205,475
	United Rentals, Inc.
1,121,250	Term Loan, 6.00%, Maturing February 14, 2011	1,124,453
5,480,110	Term Loan, 7.40%, Maturing February 14, 2011	5,495,766
		$12,262,913
Farming/Agriculture — 0.3%
	Central Garden & Pet Co.
2,069,813	Term Loan, 6.85%, Maturing February 28, 2014	2,071,106
		$2,071,106
Financial Intermediaries — 3.1%
	AIMCO Properties, L.P.
3,300,000	Term Loan, 7.01%, Maturing November 2, 2009	3,308,250
	Ameritrade Holding Corp.
4,214,438	Term Loan, 6.90%, Maturing December 31, 2012	4,209,169
	Coinstar, Inc.
526,031	Term Loan, 7.51%, Maturing July 7, 2011	529,319
	Fidelity National Information Solutions, Inc.
6,327,475	Term Loan, 7.10%, Maturing March 9, 2013	6,335,618
	LPL Holdings, Inc.
3,606,875	Term Loan, 8.67%, Maturing June 30, 2013	3,649,707
	The Macerich Partnership, L.P.
1,210,000	Term Loan, 6.88%, Maturing April 26, 2010	1,207,983
		$19,240,046
Food Products — 3.8%
	Advantage Sales & Marketing, Inc.
847,875	Term Loan, 7.22%, Maturing March 29, 2013	840,456
	BF Bolthouse HoldCo, LLC
1,150,000	Term Loan, 11.00%, Maturing December 16, 2013	1,172,042
	Chiquita Brands, LLC
1,178,100	Term Loan, 7.65%, Maturing June 28, 2012	1,181,290
	Constellation Brands, Inc.
5,761,111	Term Loan, 6.82%, Maturing June 5, 2013	5,785,867
	Del Monte Corp.
1,517,397	Term Loan, 7.04%, Maturing February 8, 2012	1,524,193
	Dole Food Company, Inc.
162,791	Term Loan, 5.37%, Maturing April 12, 2013	159,665
365,363	Term Loan, 7.19%, Maturing April 12, 2013	358,348
1,217,878	Term Loan, 7.20%, Maturing April 12, 2013	1,194,493
	Michael Foods, Inc.
3,566,107	Term Loan, 7.51%, Maturing November 21, 2010	3,577,251
	Nutro Products, Inc.
473,813	Term Loan, 7.27%, Maturing April 26, 2013	474,405

	Pinnacle Foods Holdings Corp.
$5,559,845	Term Loan, 7.48%, Maturing November 25, 2010	$5,565,060
	Reddy Ice Group, Inc.
1,970,000	Term Loan, 7.25%, Maturing August 9, 2012	1,968,769
		$23,801,839
Food Service — 3.5%
	AFC Enterprises, Inc.
589,257	Term Loan, 7.75%, Maturing May 11, 2011	593,677
	Buffets, Inc.
418,182	Term Loan, 4.88%, Maturing June 28, 2009	419,750
1,826,562	Term Loan, 9.00%, Maturing June 28, 2009	1,833,411
	Burger King Corp.
1,707,770	Term Loan, 7.00%, Maturing June 30, 2012	1,703,633
	Carrols Corp.
2,240,757	Term Loan, 8.00%, Maturing December 31, 2010	2,256,512
	CBRL Group, Inc.
1,994,483	Term Loan, 6.63%, Maturing April 27, 2013	1,985,258
	CKE Restaurants, Inc.
275,808	Term Loan, 7.38%, Maturing May 1, 2010	277,704
	Denny’s, Inc.
955,463	Term Loan, 8.59%, Maturing September 21, 2009	959,842
	Domino’s, Inc.
6,745,940	Term Loan, 6.98%, Maturing June 25, 2010	6,757,185
	Jack in the Box, Inc.
2,924,999	Term Loan, 6.84%, Maturing January 8, 2011	2,939,016
	NPC International, Inc.
435,417	Term Loan, 6.93%, Maturing May 3, 2013	432,832
	QCE Finance, LLC
500,000	Term Loan, 7.75%, Maturing May 5, 2013	499,323
950,000	Term Loan, 11.25%, Maturing November 5, 2013	964,844
	Sagittarius Restaurants, LLC
399,000	Term Loan, 7.75%, Maturing March 29, 2013	398,501
		$22,021,488
Food/Drug Retailers — 2.4%
	Cumberland Farms, Inc.
818,389	Term Loan, 8.50%, Maturing September 8, 2008	822,481
	General Nutrition Centers, Inc.
1,005,450	Term Loan, 8.06%, Maturing December 7, 2009	1,012,677
1,000,000	Revolving Loan, 0.00%, Maturing December 15, 2009 (2)	972,500
	Giant Eagle, Inc.
1,840,750	Term Loan, 6.92%, Maturing November 7, 2012	1,845,352
	Roundy’s Supermarkets, Inc.
3,407,875	Term Loan, 8.23%, Maturing November 3, 2011	3,443,375
	Supervalu, Inc.
1,496,250	Term Loan, 7.06%, Maturing June 1, 2012	1,492,925

	The Jean Coutu Group (PJC), Inc.
$4,678,998	Term Loan, 8.00%, Maturing July 30, 2011	$4,692,558
	The Pantry, Inc.
796,000	Term Loan, 7.15%, Maturing January 2, 2012	797,742
		$15,079,610
Forest Products — 3.6%
	Appleton Papers, Inc.
1,682,969	Term Loan, 7.56%, Maturing June 11, 2010	1,690,332
	Boise Cascade Holdings, LLC
2,412,092	Term Loan, 7.20%, Maturing October 29, 2011	2,418,670
	Buckeye Technologies, Inc.
2,620,322	Term Loan, 7.16%, Maturing April 15, 2010	2,620,322
	Georgia-Pacific Corp.
8,805,750	Term Loan, 7.35%, Maturing December 20, 2012	8,806,076
2,675,000	Term Loan, 8.30%, Maturing December 23, 2013	2,701,392
	NewPage Corp.
2,051,406	Term Loan, 8.50%, Maturing May 2, 2011	2,066,792
	RLC Industries Co.
1,101,214	Term Loan, 7.00%, Maturing February 24, 2010	1,103,279
	Xerium Technologies, Inc.
1,367,232	Term Loan, 7.75%, Maturing November 19, 2011	1,362,960
		$22,769,823
Healthcare — 9.7%
	Accellent, Inc.
348,250	Term Loan, 7.23%, Maturing November 22, 2012	347,887
	Alliance Imaging, Inc.
1,111,970	Term Loan, 7.95%, Maturing December 29, 2011	1,115,445
	Ameripath, Inc.
867,825	Term Loan, 7.39%, Maturing October 31, 2012	867,717
	AMN Healthcare, Inc.
468,311	Term Loan, 7.50%, Maturing November 2, 2011	470,360
	AMR HoldCo, Inc.
1,154,382	Term Loan, 7.26%, Maturing February 10, 2012	1,156,187
	Angiotech Pharmaceuticals, Inc.
478,777	Term Loan, 6.97%, Maturing March 23, 2013	473,092
	Caremore Holdings, Inc.
897,750	Term Loan, 8.75%, Maturing February 28, 2013	902,520
	Carl Zeiss Topco GMBH
368,333	Term Loan, 7.86%, Maturing February 28, 2013	371,710
736,667	Term Loan, 8.36%, Maturing February 28, 2014	747,103
375,000	Term Loan, 10.61%, Maturing August 31, 2014	380,578
	Community Health Systems, Inc.
7,114,745	Term Loan, 6.97%, Maturing August 19, 2011	7,124,748
	Concentra Operating Corp.
2,237,799	Term Loan, 7.62%, Maturing September 30, 2011	2,244,094

	Conmed Corp.
$1,097,250	Term Loan, 7.14%, Maturing April 13, 2013	$1,101,365
	CRC Health Corp.
498,750	Term Loan, 7.75%, Maturing February 6, 2013	498,127
	Davita, Inc.
6,808,712	Term Loan, 7.44%, Maturing October 5, 2012	6,830,595
	DJ Orthopedics, LLC
349,125	Term Loan, 7.04%, Maturing April 7, 2013	347,816
	Encore Medical IHC, Inc.
1,407,722	Term Loan, 8.31%, Maturing October 4, 2010	1,413,001
	FGX International, Inc.
600,000	Term Loan, 9.40%, Maturing December 12, 2012	601,500
333,000	Term Loan, 13.15%, Maturing December 9, 2013	328,837
	FHC Health Systems, Inc.
928,571	Term Loan, 11.23%, Maturing December 18, 2009	961,071
650,000	Term Loan, 13.23%, Maturing December 18, 2009	672,750
500,000	Term Loan, 14.23%, Maturing February 7, 2011	517,500
	Fresenius Medical Care Holdings
3,765,563	Term Loan, 6.85%, Maturing March 31, 2013	3,737,061
	Gentiva Health Services, Inc.
791,554	Term Loan, 7.66%, Maturing February 28, 2014	792,915
	Hanger Orthopedic Group, Inc.
725,000	Term Loan, 8.00%, Maturing May 30, 2013	728,172
	Healthcare Partners, LLC
860,893	Term Loan, 7.86%, Maturing March 2, 2011	865,198
	HealthSouth Corp.
2,125,000	Term Loan, 8.52%, Maturing March 10, 2013	2,123,818
	Kinetic Concepts, Inc.
1,497,448	Term Loan, 7.25%, Maturing August 11, 2010	1,506,807
	Leiner Health Products, Inc.
975,100	Term Loan, 8.61%, Maturing May 27, 2011	978,757
	Lifecare Holdings, Inc.
868,438	Term Loan, 7.65%, Maturing August 11, 2012	829,358
	Lifepoint Hospitals, Inc.
3,937,182	Term Loan, 7.13%, Maturing April 15, 2012	3,925,973
	Magellan Health Services, Inc.
1,111,111	Term Loan, 5.21%, Maturing August 15, 2008	1,113,889
1,111,111	Term Loan, 7.16%, Maturing August 15, 2008	1,113,889
	Matria Healthcare, Inc.
88,462	Term Loan, 7.44%, Maturing January 19, 2007	87,798
500,000	Term Loan, 11.94%, Maturing January 19, 2007	508,125
202,827	Term Loan, 7.63%, Maturing January 19, 2012	202,193
	Multiplan Merger Corp.
998,320	Term Loan, 7.50%, Maturing April 12, 2013	994,576
	National Mentor Holdings, Inc.
61,600	Term Loan, 7.84%, Maturing June 29, 2013	61,792

$1,038,400	Term Loan, 7.90%, Maturing June 29, 2013	$1,041,645
	National Rental Institutes, Inc.
875,000	Term Loan, 7.50%, Maturing March 31, 2013	875,000
	PER-SE Technologies, Inc.
885,057	Term Loan, 7.75%, Maturing January 6, 2013	887,270
	Renal Advantage, Inc.
347,375	Term Loan, 7.84%, Maturing October 6, 2012	350,415
	Select Medical Holding Corp.
2,171,284	Term Loan, 6.94%, Maturing February 24, 2012	2,144,415
	Sunrise Medical Holdings, Inc.
968,577	Term Loan, 8.44%, Maturing May 13, 2010	969,788
	Talecris Biotherapeutics, Inc.
997,375	Term Loan, 8.44%, Maturing March 31, 2010	1,002,362
468,750	Term Loan, 9.75%, Maturing May 31, 2010	468,750
	Vanguard Health Holding Co., LLC
2,204,124	Term Loan, 7.87%, Maturing September 23, 2011	2,215,603
	VWR International, Inc.
1,780,079	Term Loan, 7.77%, Maturing April 7, 2011	1,786,755
		$60,786,327
Home Furnishings — 1.5%
	Interline Brands, Inc.
1,003,261	Term Loan, 7.26%, Maturing June 23, 2013	1,007,023
771,739	Term Loan, 7.26%, Maturing June 23, 2013	774,633
	Knoll, Inc.
1,649,025	Term Loan, 7.25%, Maturing October 3, 2012	1,658,301
	National Bedding Co., LLC
550,000	Term Loan, 10.49%, Maturing August 31, 2012	559,969
	Sealy Mattress Co.
2,449,203	Term Loan, 7.10%, Maturing April 6, 2012	2,453,414
	Simmons Co.
2,889,682	Term Loan, 7.49%, Maturing December 19, 2011	2,902,325
		$9,355,665
Industrial Equipment — 0.8%
	Aearo Technologies, Inc.
400,000	Term Loan, 11.96%, Maturing September 24, 2013	407,250
	Alliance Laundry Holdings, LLC
901,250	Term Loan, 7.60%, Maturing January 27, 2012	904,912
	Douglas Dynamics Holdings, Inc.
863,795	Term Loan, 7.25%, Maturing December 16, 2010	865,955
	Flowserve Corp.
2,012,991	Term Loan, 7.23%, Maturing August 10, 2012	2,017,396
	Nacco Materials Handling Group, Inc.
625,000	Term Loan, 7.22%, Maturing March 22, 2013	623,437
		$4,818,950

Insurance — 1.0%
	ARG Holding, Inc.
$1,250,000	Term Loan, 12.75%, Maturing November 30, 2012	$1,268,750
	CCC Information Services Group
700,000	Term Loan, 8.00%, Maturing February 10, 2013	703,646
	Conseco, Inc.
3,210,181	Term Loan, 7.12%, Maturing June 22, 2010	3,217,539
	U.S.I. Holdings Corp.
1,175,333	Term Loan, 7.75%, Maturing March 24, 2011	1,184,148
		$6,374,083
Leisure Goods/Activities/Movies — 8.6%
	24 Hour Fitness Worldwide, Inc.
1,670,813	Term Loan, 8.05%, Maturing June 8, 2012	1,681,255
	Alliance Atlantis Communications, Inc.
617,188	Term Loan, 7.00%, Maturing December 20, 2011	616,802
	AMC Entertainment, Inc.
1,865,625	Term Loan, 7.53%, Maturing January 26, 2013	1,873,681
	AMF Bowling Worldwide, Inc.
1,753,478	Term Loan, 8.30%, Maturing August 27, 2009	1,768,274
	Bombardier Recreational Product
2,000,000	Term Loan, 8.24%, Maturing June 28, 2013	1,998,750
	Century California Subsidiary
363,181	Term Loan, 7.11%, Maturing March 1, 2013	363,953
	Cinemark, Inc.
1,955,000	Term Loan, 7.26%, Maturing March 31, 2011	1,958,056
	Deluxe Entertainment Services
909,583	Term Loan, 9.25%, Maturing January 28, 2011	942,556
	Easton-Bell Sports, Inc.
548,625	Term Loan, 6.81%, Maturing March 16, 2013	549,540
	Fender Musical Instruments Co.
705,000	Term Loan, 11.12%, Maturing March 30, 2012	710,287
	HEI Acquisition, LLC
575,000	Term Loan, 8.00%, Maturing December 31, 2011	577,156
	Mega Blocks, Inc.
1,633,500	Term Loan, 7.17%, Maturing July 26, 2012	1,632,990
	Metro-Goldwyn-Mayer Holdings, Inc.
9,042,338	Term Loan, 7.75%, Maturing April 8, 2012	9,068,244
	Regal Cinemas Corp.
7,411,316	Term Loan, 7.24%, Maturing November 10, 2010	7,380,574
	Six Flags Theme Parks, Inc.
7,764,171	Term Loan, 8.36%, Maturing June 30, 2009	7,838,350
	Southwest Sports Group, LLC
1,875,000	Term Loan, 8.00%, Maturing December 22, 2010	1,876,172
	Universal City Development Partners, Ltd.
1,822,800	Term Loan, 7.38%, Maturing June 9, 2011	1,825,649

	WMG Acquisition Corp.
$875,000	Revolving Loan, 0.00%, Maturing February 28, 2010 (2)	$850,500
9,869,365	Term Loan, 7.31%, Maturing February 28, 2011	9,903,543
		$53,416,332
Lodging and Casinos — 5.0%
	Alliance Gaming Corp.
4,907,997	Term Loan, 9.33%, Maturing September 5, 2009	4,926,402
	Ameristar Casinos, Inc.
1,094,500	Term Loan, 6.73%, Maturing November 10, 2012	1,098,263
	CCM Merger, Inc.
2,463,879	Term Loan, 7.42%, Maturing April 25, 2012	2,458,643
	Columbia Entertainment
301,295	Term Loan, 8.00%, Maturing October 24, 2011	302,989
	Fairmont Hotels and Resorts, Inc.
1,400,000	Term Loan, 8.61%, Maturing May 12, 2011	1,408,750
	Globalcash Access, LLC
741,338	Term Loan, 7.15%, Maturing March 10, 2010	745,277
	Green Valley Ranch Gaming, LLC
1,231,251	Term Loan, 7.25%, Maturing December 17, 2011	1,232,790
	Isle of Capri Casinos, Inc.
2,240,875	Term Loan, 7.17%, Maturing February 4, 2011	2,242,836
	Penn National Gaming, Inc.
6,520,725	Term Loan, 7.13%, Maturing October 3, 2012	6,544,363
	Pinnacle Entertainment, Inc.
700,000	Term Loan, 0.00%, Maturing December 14, 2011 (2)	699,344
625,000	Term Loan, 7.40%, Maturing December 14, 2011	627,051
	Resorts International Holdings, LLC
1,067,119	Term Loan, 9.50%, Maturing April 26, 2012	1,075,523
1,070,744	Term Loan, 16.50%, Maturing April 26, 2013	1,115,135
	Venetian Casino Resort, LLC
3,433,304	Term Loan, 7.25%, Maturing June 15, 2011	3,433,572
707,898	Term Loan, 7.25%, Maturing June 15, 2011	707,953
	VML US Finance, LLC
441,667	Term Loan, 0.00%, Maturing May 25, 2012 (2)	441,115
883,333	Term Loan, 8.20%, Maturing May 25, 2013	887,474
	Wynn Las Vegas, LLC
1,225,000	Term Loan, 7.55%, Maturing December 14, 2011	1,227,297
		$31,174,777
Nonferrous Metals/Minerals — 1.9%
	Almatis Holdings 5 BV
325,000	Term Loan, 8.12%, Maturing December 21, 2013	329,701
325,000	Term Loan, 8.62%, Maturing December 21, 2014	331,152
	Alpha Natural Resources, LLC
870,625	Term Loan, 7.25%, Maturing October 26, 2012	870,897
	Carmeuse Lime, Inc.
585,617	Term Loan, 7.25%, Maturing May 2, 2011	587,081

	International Mill Service, Inc.
$2,000,000	Term Loan, 11.50%, Maturing October 26, 2011	$2,007,500
	Magnequench International, Inc.
1,529,938	Term Loan, 9.00%, Maturing August 31, 2009	1,532,806
	Magnum Coal Co.
186,364	Term Loan, 8.65%, Maturing March 15, 2013	187,179
1,858,977	Term Loan, 8.75%, Maturing March 15, 2013	1,867,110
	Murray Energy Corp.
918,375	Term Loan, 8.40%, Maturing January 28, 2010	927,559
	Novelis, Inc.
1,197,649	Term Loan, 7.38%, Maturing January 7, 2012	1,205,883
2,080,613	Term Loan, 7.38%, Maturing January 7, 2012	2,094,917
		$11,941,785
Oil and Gas — 3.7%
	Coffeyville Resources, LLC
850,000	Term Loan, 12.19%, Maturing June 24, 2013	874,172
	Concho Resources, Inc.
2,175,000	Term Loan, 9.50%, Maturing July 6, 2011 (3)	2,164,777
	Dresser, Inc.
283,134	Term Loan, 7.90%, Maturing March 31, 2007	287,086
	Epco Holdings, Inc.
444,248	Term Loan, 7.15%, Maturing August 18, 2008	445,359
1,885,950	Term Loan, 7.40%, Maturing August 18, 2010	1,896,411
	Key Energy Services, Inc.
1,189,025	Term Loan, 8.90%, Maturing June 30, 2012	1,194,723
	LB Pacific, L.P.
1,503,481	Term Loan, 7.95%, Maturing March 3, 2012	1,510,999
	Lyondell-Citgo Refining, L.P.
2,633,756	Term Loan, 7.50%, Maturing May 21, 2007	2,640,341
	Niska Gas Storage
173,939	Term Loan, 0.00%, Maturing May 13, 2011 (2)	173,939
248,485	Term Loan, 7.03%, Maturing May 13, 2011	248,485
260,257	Term Loan, 7.03%, Maturing May 13, 2011	260,257
1,363,405	Term Loan, 7.03%, Maturing May 12, 2013	1,363,405
	Petroleum Geo-Services ASA
1,189,596	Term Loan, 7.75%, Maturing December 16, 2012	1,197,031
	Primary Natural Resources, Inc.
1,550,000	Term Loan, 9.50%, Maturing July 28, 2010 (3)	1,547,055
	Targa Resources, Inc.
1,685,000	Term Loan, 7.48%, Maturing October 31, 2007	1,687,457
2,256,977	Term Loan, 7.39%, Maturing October 31, 2012	2,263,626
1,365,968	Term Loan, 7.75%, Maturing October 31, 2012	1,369,992
	Universal Compression, Inc.
1,022,069	Term Loan, 7.00%, Maturing February 15, 2012	1,025,475
	W&T Offshore, Inc.
1,075,000	Term Loan, 0.00%, Maturing May 26, 2010 (2)	1,078,359
		$23,228,949

Publishing — 6.2%
	American Media Operations, Inc.
$4,275,000	Term Loan, 8.12%, Maturing January 31, 2013	$4,314,009
	Caribe Information Investments
798,000	Term Loan, 7.45%, Maturing March 31, 2013	798,997
	CBD Media, LLC
1,944,318	Term Loan, 7.87%, Maturing December 31, 2009	1,958,900
	Dex Media East, LLC
5,313,562	Term Loan, 6.77%, Maturing May 8, 2009	5,289,949
	Dex Media West, LLC
3,903,135	Term Loan, 6.80%, Maturing March 9, 2010	3,885,614
	Gatehouse Media Operating, Inc.
1,700,000	Term Loan, 7.59%, Maturing June 6, 2013	1,698,407
	Hanley-Wood, LLC
53,960	Term Loan, 7.46%, Maturing August 1, 2012	54,017
455,183	Term Loan, 7.52%, Maturing August 1, 2012	455,658
	Merrill Communications, LLC
1,307,118	Term Loan, 7.69%, Maturing May 5, 2011	1,313,858
	Nebraska Book Co., Inc.
1,427,150	Term Loan, 7.61%, Maturing March 4, 2011	1,434,286
	Philadelphia Newspapers, LLC
750,000	Term Loan, 8.09%, Maturing June 29, 2013	752,813
	R.H. Donnelley Corp.
93,824	Term Loan, 6.73%, Maturing December 31, 2009	93,003
5,267,806	Term Loan, 6.88%, Maturing June 30, 2011	5,234,060
	Source Media, Inc.
1,857,515	Term Loan, 7.68%, Maturing November 8, 2011	1,860,998
	SP Newsprint Co.
3,866,667	Term Loan, 5.40%, Maturing January 9, 2010	3,881,167
840,000	Term Loan, 7.83%, Maturing January 9, 2010	843,150
	Sun Media Corp.
1,264,384	Term Loan, 7.24%, Maturing February 7, 2009	1,263,857
	Xsys US, Inc.
1,872,229	Term Loan, 8.00%, Maturing December 31, 2012	1,888,611
1,896,271	Term Loan, 8.50%, Maturing December 31, 2013	1,922,344
		$38,943,698
Radio and Television — 5.4%
	Adams Outdoor Advertising, L.P.
1,345,791	Term Loan, 7.27%, Maturing October 18, 2012	1,348,876
	ALM Media Holdings, Inc.
1,107,375	Term Loan, 8.00%, Maturing March 5, 2010	1,106,913
	Block Communications, Inc.
845,750	Term Loan, 7.50%, Maturing December 22, 2011	847,864
	Cequel Communications, LLC
1,550,000	Term Loan, 9.85%, Maturing May 5, 2014	1,503,500
2,950,000	Term Loan, 11.35%, Maturing May 5, 2014	2,836,918

	CMP KC, LLC
$1,000,000	Term Loan, 9.31%, Maturing May 3, 2011	$1,001,250
	CMP Susquehanna Corp.
1,380,000	Term Loan, 7.31%, Maturing May 5, 2013	1,380,647
	Cumulus Media, Inc.
1,450,000	Term Loan, 7.45%, Maturing June 7, 2013	1,453,173
	DirecTV Holdings, LLC
3,886,851	Term Loan, 6.90%, Maturing April 13, 2013	3,888,200
	Entravision Communications Corp.
1,315,063	Term Loan, 7.01%, Maturing September 29, 2013	1,316,021
	Gray Television, Inc.
1,268,625	Term Loan, 7.01%, Maturing November 22, 2015	1,269,682
	HIT Entertainment, Inc.
1,014,750	Term Loan, 7.70%, Maturing March 20, 2012	1,019,824
	NEP Supershooters, L.P.
1,916,927	Term Loan, 13.50%, Maturing August 3, 2011	1,945,681
	Nexstar Broadcasting, Inc.
1,817,856	Term Loan, 7.25%, Maturing October 1, 2012	1,815,962
1,765,642	Term Loan, 7.25%, Maturing October 1, 2012	1,763,802
	NextMedia Operating, Inc.
129,788	Term Loan, 7.33%, Maturing November 15, 2012	129,565
292,027	Term Loan, 7.37%, Maturing November 15, 2012	291,525
	Patriot Media and Communications CNJ, LLC
500,000	Term Loan, 10.35%, Maturing October 4, 2013	511,250
	Paxson Communcations Corp.
2,500,000	Term Loan, 8.76%, Maturing December 30, 2011	2,553,125
	Raycom TV Broadcasting, LLC
2,810,332	Term Loan, 7.00%, Maturing August 28, 2013	2,803,306
	SFX Entertainment
1,393,000	Term Loan, 7.75%, Maturing June 21, 2013	1,394,452
	Young Broadcasting, Inc.
727,650	Term Loan, 7.73%, Maturing November 3, 2012	725,490
997,500	Term Loan, 7.88%, Maturing November 3, 2012	994,538
		$33,901,564
Rail Industries — 0.8%
	Kansas City Southern Railway Co.
2,025,000	Term Loan, 7.14%, Maturing February 28, 2013	2,030,063
	Railamerica, Inc.
2,453,990	Term Loan, 7.25%, Maturing September 29, 2011	2,473,163
206,599	Term Loan, 7.25%, Maturing September 29, 2011	208,213
		$4,711,439
Retailers (Except Food and Drug) — 4.1%
	Advance Stores Company, Inc.
1,499,991	Term Loan, 6.83%, Maturing September 30, 2010	1,501,866
891,710	Term Loan, 6.87%, Maturing September 30, 2010	892,825

	Alimentation Couche-Tard, Inc.
$1,193,878	Term Loan, 7.13%, Maturing December 17, 2010	$1,201,091
	American Achievement Corp.
481,015	Term Loan, 7.95%, Maturing March 25, 2011	484,622
	Amscan Holdings, Inc.
1,421,438	Term Loan, 8.28%, Maturing December 23, 2012	1,426,175
	Coinmach Laundry Corp.
3,492,939	Term Loan, 7.78%, Maturing December 19, 2012	3,522,045
	Harbor Freight Tools USA, Inc.
1,815,052	Term Loan, 6.92%, Maturing July 15, 2010	1,815,904
	Home Interiors & Gifts, Inc.
1,050,291	Term Loan, 10.36%, Maturing March 31, 2011	928,195
	Josten’s Corp.
3,417,787	Term Loan, 7.07%, Maturing October 4, 2010	3,438,438
	Mapco Express, Inc.
545,639	Term Loan, 8.20%, Maturing April 28, 2011	548,708
	Mauser Werke GMBH & Co. KG
1,175,000	Term Loan, 8.25%, Maturing December 3, 2011	1,182,344
	Movie Gallery, Inc.
983,093	Term Loan, 10.75%, Maturing April 27, 2011	960,129
	Neiman Marcus Group, Inc.
925,633	Term Loan, 7.77%, Maturing April 5, 2013	934,234
	Petro Stopping Center, L.P.
531,250	Term Loan, 7.88%, Maturing February 9, 2008	533,906
	Savers, Inc.
948,481	Term Loan, 8.60%, Maturing August 4, 2009	950,852
1,000,000	Term Loan, 13.35%, Maturing August 4, 2010	1,015,000
	Sears Canada, Inc.
897,750	Term Loan, 7.25%, Maturing December 22, 2012	899,433
	Stewert Enterprises, Inc.
360,335	Term Loan, 6.86%, Maturing November 19, 2011	361,236
	Travelcenters of America, Inc.
3,074,550	Term Loan, 7.02%, Maturing November 30, 2008	3,077,240
		$25,674,243
Steel — 0.2%
	Gibraltar Industries, Inc.
475,543	Term Loan, 7.19%, Maturing December 8, 2010	475,543
	John Maneely Co.
481,509	Term Loan, 8.51%, Maturing March 25, 2013	485,722
		$961,265
Surface Transport — 0.8%
	Gainey Corp.
775,000	Term Loan, 8.12%, Maturing April 20, 2012	781,297
	Horizon Lines, LLC
931,000	Term Loan, 7.75%, Maturing July 7, 2011	937,401

	Sirva Worldwide, Inc.
$1,789,400	Term Loan, 9.97%, Maturing December 1, 2010	$1,733,481
	Vanguard Car Rental USA
1,600,000	Term Loan, 8.32%, Maturing June 14, 2013	1,607,000
		$5,059,179
Telecommunications — 5.3%
	Alaska Communications Systems Holdings, Inc.
990,000	Term Loan, 7.25%, Maturing February 1, 2011	990,000
	Centennial Cellular Operating Co., LLC
4,445,833	Term Loan, 7.68%, Maturing February 9, 2011	4,466,871
	Cincinnati Bell, Inc.
645,125	Term Loan, 6.75%, Maturing August 31, 2012	643,512
	Consolidated Communications, Inc.
2,563,752	Term Loan, 7.44%, Maturing October 14, 2011	2,555,740
	Crown Castle Operating Co.
1,000,000	Term Loan, 7.65%, Maturing June 1, 2014	1,005,625
	D&E Communications, Inc.
974,763	Term Loan, 7.25%, Maturing December 31, 2011	978,418
	Fairpoint Communications, Inc.
2,980,000	Term Loan, 7.25%, Maturing February 8, 2012	2,966,963
	Hawaiian Telcom Communications, Inc.
748,333	Term Loan, 7.75%, Maturing October 31, 2012	752,609
	Iowa Telecommunications Services
2,616,000	Term Loan, 7.24%, Maturing November 23, 2011	2,620,633
	IPC Acquisition Corp.
449,537	Term Loan, 8.03%, Maturing August 5, 2011	452,403
	Madison River Capital, LLC
535,000	Term Loan, 7.73%, Maturing July 31, 2012	536,003
	NTelos, Inc.
1,201,714	Term Loan, 7.65%, Maturing August 24, 2011	1,201,413
	Qwest Corp.
4,000,000	Term Loan, 11.00%, Maturing June 4, 2007	4,071,500
	Stratos Global Corp.
1,050,000	Term Loan, 8.25%, Maturing February 13, 2012	1,053,500
	Triton PCS, Inc.
2,752,529	Term Loan, 8.65%, Maturing November 18, 2009	2,775,926
	Westcom Corp.
726,600	Term Loan, 8.30%, Maturing December 17, 2010	729,778
1,000,000	Term Loan, 12.54%, Maturing June 17, 2011	1,008,750
	Windstream Corp.
4,225,000	Term Loan, 7.26%, Maturing July 17, 2013	4,243,860
		$33,053,504
Utilities — 3.7%
	Astoria Generating Co.
1,000,000	Term Loan, 9.20%, Maturing August 23, 2013	1,014,625

	BRSP, LLC
$1,900,000	Term Loan, 8.58%, Maturing July 13, 2009	$1,900,000
	Cellnet Technology, Inc.
558,434	Term Loan, 8.50%, Maturing April 26, 2012	563,669
	Cogentrix Delaware Holdings, Inc.
661,766	Term Loan, 7.00%, Maturing April 14, 2012	663,283
	Covanta Energy Corp.
988,618	Term Loan, 5.46%, Maturing May 27, 2013	994,179
708,445	Term Loan, 7.70%, Maturing May 27, 2013	712,430
471,250	Term Loan, 10.96%, Maturing June 24, 2013	481,853
	KGen, LLC
888,750	Term Loan, 8.12%, Maturing August 5, 2011	879,863
	La Paloma Generating Co., LLC
52,459	Term Loan, 7.15%, Maturing August 16, 2012	52,000
308,141	Term Loan, 7.25%, Maturing August 16, 2012	305,444
24,541	Term Loan, 7.25%, Maturing August 16, 2012	24,327
	LSP General Finance Co., LLC
37,374	Term Loan, 0.00%, Maturing April 14, 2013 (2)	37,280
887,626	Term Loan, 7.25%, Maturing April 14, 2013	885,407
	Mirant North America, LLC
1,094,500	Term Loan, 7.15%, Maturing January 3, 2013	1,089,028
	NRG Energy, Inc.
7,930,125	Term Loan, 7.23%, Maturing February 1, 2013	7,961,925
1,850,000	Term Loan, 7.50%, Maturing February 1, 2013	1,855,667
	Pike Electric, Inc.
253,968	Term Loan, 6.88%, Maturing July 1, 2012	254,048
590,065	Term Loan, 6.88%, Maturing July 2, 2012	590,250
	Plains Resources, Inc.
1,606,852	Term Loan, 6.69%, Maturing August 12, 2011	1,608,861
	Reliant Energy, Inc.
272,201	Term Loan, 7.78%, Maturing December 22, 2010	272,541
	Wolf Hollow I L.P.
400,000	Term Loan, 7.65%, Maturing June 22, 2012	399,833
388,483	Term Loan, 7.75%, Maturing June 22, 2012	388,321
		$22,934,834
Total Senior, Floating Rate Interests (identified cost $860,380,572)		$862,445,186

Corporate Bonds & Notes — 14.2%

Principal
Amount
(000’s omitted)	Security	Value
Aerospace and Defense — 0.2%
	Argo Tech Corp., Sr. Notes
$880	9.25%, 6/1/11	$913,000
	DRS Technologies, Inc., Sr. Sub. Notes
80	7.625%, 2/1/18	80,200
		$993,200
Air Transport — 0.2%
	American Airlines
750	7.80%, 10/1/06	751,406
	Continental Airlines
388	7.033%, 6/15/11	381,664
	Delta Airlines Notes
1,000	7.90%, 12/15/09 (4)	267,500
		$1,400,570
Automotive — 0.3%
	Altra Industrial Motion, Inc.
225	9.00%, 12/1/11	227,250
	Commercial Vehicle Group, Inc., Sr. Notes
100	8.00%, 7/1/13	95,375
	Ford Motor Credit Co., Variable Rate
990	8.149%, 11/2/07	991,611
	Tenneco Automotive, Inc., Series B
340	10.25%, 7/15/13	372,300
	Tenneco Automotive, Inc., Sr. Sub. Notes
255	8.625%, 11/15/14	254,362
	Visteon Corp., Sr. Notes
180	8.25%, 8/1/10	166,500
75	7.00%, 3/10/14	61,500
		$2,168,898
Brokers/Dealers/Investment Houses — 0.1%
	E*Trade Financial Corp., Sr. Notes
75	8.00%, 6/15/11	77,437
	Residential Capital Corp., Sub. Notes, Variable Rate
490	7.337%, 4/17/09 (5)	489,812
		$567,249
Building and Development — 0.6%
	Collins & Aikman Floor Cover
300	9.75%, 2/15/10	297,000
	General Cable Corp., Sr. Notes
115	9.50%, 11/15/10	123,050

	Interface, Inc.
$500	10.375%, 2/1/10	$548,750
	Mueller Group, Inc., Sr. Sub. Notes
412	10.00%, 5/1/12	447,020
	Mueller Holdings, Inc., Disc. Notes
225	14.75%, 4/15/14	192,375
	Nortek, Inc., Sr. Sub. Notes
665	8.50%, 9/1/14	625,100
	NTK Holdings, Inc., Sr. Disc. Notes
225	10.75%, 3/1/14	158,625
	Panolam Industries International, Sr. Sub. Notes
290	10.75%, 10/1/13 (5)	282,750
	RMCC Acquisition Co., Sr. Sub. Notes
745	9.50%, 11/1/12 (5)	778,525
	Stanley-Martin Co.
80	9.75%, 8/15/15	63,200
		$3,516,395
Business Equipment and Services — 0.4%
	Activant Solutions, Inc., Sr. Sub. Notes
95	9.50%, 5/1/16 (5)	90,250
	Affinion Group, Inc.
95	10.125%, 10/15/13 (5)	97,850
	Affinion Group, Inc., Sr. Sub. Notes
135	11.50%, 10/15/15 (5)	136,012
	Hydrochem Industrial Services, Inc., Sr. Sub Notes
200	9.25%, 2/15/13 (5)	196,500
	Knowledge Learning Center, Sr. Sub. Notes
160	7.75%, 2/1/15 (5)	148,000
	Norcross Safety Products, LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B
40	9.875%, 8/15/11	41,800
	Safety Products Holdings, Inc., Sr. Notes (PIK)
405	11.75%, 1/1/12 PIK	414,950
	Sungard Data Systems, Inc.
400	9.125%, 8/15/13	410,500
302	10.25%, 8/15/15	307,662
	Sungard Data Systems, Inc., Variable Rate
100	9.431%, 8/15/13	104,500

	United Rentals North America, Inc.
$30	6.50%, 2/15/12	$28,500
	United Rentals North America, Inc., Sr. Sub. Notes
700	7.00%, 2/15/14	644,000
		$2,620,524
Cable and Satellite Television — 0.5%
	Cablevision Systems Corp., Sr. Notes, Series B, Variable Rate
215	9.62%, 4/1/09	230,050
	CCO Holdings, LLC/CCO Capital Corp., Sr. Notes
730	10.80%, 11/15/13	728,175
	CSC Holdings, Inc., Series B
95	8.125%, 8/15/09	97,731
35	7.625%, 4/1/11	35,394
	Insight Communications, Sr. Disc. Notes
400	12.25%, 2/15/11	425,500
	Kabel Deutschland GMBH
190	10.625%, 7/1/14 (5)	202,350
	NTL Cable PLC, Sr. Notes
135	9.125%, 8/15/16	137,362
	UGS Corp.
1,225	10.00%, 6/1/12	1,324,531
		$3,181,093
Chemicals and Plastics — 0.9%
	BCP Crystal Holdings Corp., Sr. Sub. Notes
312	9.625%, 6/15/14	336,570
	Crystal US Holdings/US Holdings 3, LLC, Sr. Disc. Notes, Series B
312	10.50%, 10/1/14	244,920
	Equistar Chemical, Sr. Notes
115	10.625%, 5/1/11	124,200
	Hexion U.S. Finance/Nova Scotia Finance
175	9.00%, 7/15/14	179,812
	Huntsman, LLC
272	11.625%, 10/15/10	300,900
	Ineos Group Holdings PLC
730	8.50%, 2/15/16 (5)	688,025
	Lyondell Chemical Co., Sr. Notes
938	10.50%, 6/1/13	1,034,145
	Nova Chemicals Corp., Senior Notes, Variable Rate
195	8.405%, 11/15/13	197,925
	OM Group, Inc.
1,765	9.25%, 12/15/11	1,835,600

	Polyone Corp., Sr. Notes
$325	10.625%, 5/15/10	$351,000
60	8.875%, 5/1/12	60,225
	PQ Corp.
80	7.50%, 2/15/13	77,200
		$5,430,522
Clothing/Textiles — 0.5%
	Levi Strauss & Co., Sr. Notes
830	12.25%, 12/15/12	933,750
95	9.75%, 1/15/15	97,850
190	8.875%, 4/1/16	185,250
	Levi Strauss & Co., Sr. Notes, Variable Rate
380	10.258%, 4/1/12	391,400
	Oxford Industries, Inc., Sr. Notes
735	8.875%, 6/1/11	742,350
	Perry Ellis International, Inc., Sr. Sub. Notes
185	8.875%, 9/15/13	182,225
	Phillips Van-Heusen, Sr. Notes
155	7.25%, 2/15/11	154,612
	Quiksilver, Inc.
40	6.875%, 4/15/15	37,200
	Russell Corp.
220	9.25%, 5/1/10	231,000
		$2,955,637
Conglomerates — 0.3%
	Amsted Industries, Inc., Sr. Notes
615	10.25%, 10/15/11 (5)	664,200
	Education Management, LLC, Sr. Notes
275	8.75%, 6/1/14 (5)	277,062
	Education Management, LLC, Sr. Sub. Notes
390	10.25%, 6/1/16 (5)	395,850
	Goodman Global Holdings, Inc., Sr. Notes, Variable Rate
210	8.329%, 6/15/12	211,050
		$1,548,162
Containers and Glass Products — 0.2%
	Intertape Polymer US, Inc., Sr. Sub. Notes
275	8.50%, 8/1/14	255,750
	Pliant Corp. (PIK)
953	11.625%, 6/15/09 PIK	1,039,868
		$1,295,618
Cosmetics/Toiletries — 0.0%
	Samsonite Corp., Sr. Sub. Notes
105	8.875%, 6/1/11	109,462
		$109,462

Ecological Services and Equipment — 0.2%
	Aleris International, Inc.
$240	10.375%, 10/15/10	$263,400
213	9.00%, 11/15/14	240,690
	Waste Services, Inc., Sr. Sub. Notes
440	9.50%, 4/15/14	451,000
		$955,090
Electronics/Electrical — 0.0%
	Avago Technologies Finance, Sr. Notes
135	10.125%, 12/1/13 (5)	142,425
	CPI Holdco, Inc., Sr. Notes, Variable Rate
95	10.561%, 2/1/15	98,800
		$241,225
Equipment Leasing — 0.2%
	The Hertz Corp., Sr. Notes
955	8.875%, 1/1/14 (5)	1,000,362
	The Hertz Corp., Sr. Sub. Notes
75	10.50%, 1/1/16 (5)	81,937
		$1,082,299
Financial Intermediaries — 2.0%
	Alzette, Variable Rate
750	8.636%, 12/15/20 (5)	767,344
	Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
760	7.158%, 2/24/19 (5)	763,488
	Babson Ltd., Series 2005-1A, Class C1, Variable Rate
1,000	7.457%, 4/15/19 (5)	1,011,040
	Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
1,000	7.557%, 1/15/19 (5)	1,010,920
	Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
1,000	7.612%, 8/11/16 (5)	1,015,590
	Centurion CDO 8 Ltd., Series 2005 8A, Class D, Variable Rate
1,000	10.77%, 3/8/17	1,045,500
	Centurion CDO 9 Ltd., Series 2005-9A
750	9.35%, 7/17/19	772,642
	Dryden Leveraged Loan, Series 2004-6A, Class C1, Variable Rate
1,500	8.035%, 7/30/16 (5)	1,537,215
	First CLO, Ltd., Sr. Sub. Notes, Variable Rate
1,000	7.47%, 7/27/16 (5)	1,000,000
	Ford Motor Credit Co.
200	6.625%, 6/16/08	192,744
715	7.375%, 10/28/09	674,913
340	7.875%, 6/15/10	320,145

	General Motors Acceptance Corp.
$240	6.125%, 9/15/06	$239,908
195	5.125%, 5/9/08	187,977
100	5.85%, 1/14/09	96,151
40	7.00%, 2/1/12	38,761
870	8.00%, 11/1/31	855,488
	Stanfield Vantage Ltd., Series 2005-1A, Class D, Variable Rate
1,000	7.474%, 3/21/17 (5)	1,004,000
		$12,533,826
Food Products — 0.5%
	ASG Consolidated, LLC / ASG Finance, Inc., Sr. Disc. Notes
495	11.50%, 11/1/11	420,750
	Nutro Products, Inc., Sr. Notes, Variable Rate
80	9.23%, 10/15/13 (5)	82,400
	Nutro Products, Inc., Sr. Sub. Notes
120	10.75%, 4/15/14 (5)	125,700
	Pierre Foods, Inc., Sr. Sub. Notes
320	9.875%, 7/15/12	324,800
	Pinnacle Foods Holdings Corp., Sr. Sub. Notes
2,215	8.25%, 12/1/13	2,181,775
		$3,135,425
Food Service — 0.1%
	EPL Finance Corp., Sr. Notes
260	11.75%, 11/15/13 (5)	297,700
	NPC International, Inc., Sr. Sub. Notes
210	9.50%, 5/1/14 (5)	202,650
		$500,350
Food/Drug Retailers — 0.2%
	General Nutrition Centers, Inc.
100	8.625%, 1/15/11	100,250
	Jean Coutu Group (PJC), Inc., Sr. Sub. Notes
80	8.50%, 8/1/14	75,100
	Rite Aid Corp.
345	7.125%, 1/15/07	346,725
765	6.125%, 12/15/08 (5)	747,787
190	8.125%, 5/1/10	194,037
		$1,463,899
Forest Products — 0.2%
	Abitibi-Consolidated, Inc.
175	6.95%, 4/1/08	173,687
	Georgia-Pacific Corp.
65	9.50%, 12/1/11	68,575
	JSG Funding PLC, Sr. Notes
325	9.625%, 10/1/12	338,000

	NewPage Corp.
$275	10.00%, 5/1/12	$286,687
	NewPage Corp., Variable Rate
135	11.399%, 5/1/12	146,475
	Stone Container Finance Canada
280	7.375%, 7/15/14	250,600
		$1,264,024
Healthcare — 0.9%
	Accellent, Inc.
435	10.50%, 12/1/13	450,225
	AMR HoldCo, Inc., Sr. Sub. Notes
295	10.00%, 2/15/15	306,800
	CDRV Investors, Inc., Sr. Disc. Notes
30	9.625%, 1/1/15	21,375
	Encore Medical IHC, Inc.
280	9.75%, 10/1/12	308,000
	Inverness Medical Innovations, Inc., Sr. Sub. Notes
1,565	8.75%, 2/15/12	1,525,875
	Multiplan, Inc., Sr. Sub. Notes
245	10.375%, 4/15/16 (5)	248,675
	National Mentor, Inc., Sr. Sub. Notes
195	11.25%, 7/1/14 (5)	199,387
	Res-Care, Inc., Sr. Notes
195	7.75%, 10/15/13	193,537
	Service Corp. International, Sr. Notes
400	8.00%, 6/15/17 (5)	375,500
	Tenet Healthcare Corp., Sr. Notes
100	6.50%, 6/1/12	85,000
120	9.25%, 2/1/15 (5)	111,000
	Triad Hospitals, Inc., Sr. Notes
190	7.00%, 5/15/12	189,762
	Triad Hospitals, Inc., Sr. Sub. Notes
235	7.00%, 11/15/13	225,600
	US Oncology, Inc.
220	9.00%, 8/15/12	229,900
515	10.75%, 8/15/14	561,350
	Ventas Realty LP/ Ventas Capital Corp.
140	7.125%, 6/1/15	141,050
	VWR International, Inc., Sr. Sub. Notes
515	8.00%, 4/15/14	508,562
		$5,681,598
Home Furnishings — 0.1%
	Fedders North America, Inc.
220	9.875%, 3/1/14	176,000
	Interline Brands, Inc., Sr. Sub. Notes
135	8.125%, 6/15/14	136,687

	Steinway Musical Instruments, Sr. Notes
$160	7.00%, 3/1/14 (5)	$154,000
		$466,687
Industrial Equipment — 0.3%
	Case New Holland, Inc., Sr. Notes
200	9.25%, 8/1/11	211,750
590	7.125%, 3/1/14	576,725
	Chart Industries, Inc., Sr. Sub. Notes
195	9.125%, 10/15/15 (5)	202,069
	Thermadyne Holdings Corp., Sr. Sub. Notes
845	9.25%, 2/1/14	716,137
		$1,706,681
Leisure Goods/Activities/Movies — 0.4%
	AMC Entertainment, Inc., Sr. Sub. Notes
410	9.875%, 2/1/12	415,637
	AMC Entertainment, Inc., Variable Rate
60	9.42%, 8/15/10	62,175
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
195	12.50%, 4/1/13 (5)	195,975
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
360	9.818%, 4/1/12 (5)	359,100
	Marquee Holdings, Inc., Sr. Disc. Notes
590	12.00%, 8/15/14	438,075
	Six Flags Theme Parks, Inc., Sr. Notes
400	9.625%, 6/1/14	365,000
	Universal City Development Partners, Sr. Notes
335	11.75%, 4/1/10	364,313
	Universal City Florida Holding, Sr. Notes, Variable Rate
475	9.899%, 5/1/10	490,438
		$2,690,713
Lodging and Casinos — 0.9%
	CCM Merger, Inc.
150	8.00%, 8/1/13 (5)	144,375
	Chukchansi EDA, Sr. Notes, Variable Rate
280	8.78%, 11/15/12 (5)	286,300
	Felcor Lodging L.P., Sr. Notes, Variable Rate
140	9.57%, 6/1/11	144,375
	Galaxy Entertainment Finance
200	9.875%, 12/15/12 (5)	210,000
	Greektown Holdings, LLC, Sr. Notes
200	10.75%, 12/1/13 (5)	212,500
	Inn of the Mountain Gods, Sr. Notes
525	12.00%, 11/15/10	551,906

	Kerzner International, Sr. Sub Notes
$1,130	6.75%, 10/1/15	$1,194,975
	Majestic HoldCo, LLC, (0.00% until 2008)
140	0.00%, 10/15/11 (5)	105,000
	Majestic Star Casino, LLC
190	9.50%, 10/15/10	197,600
245	9.75%, 1/15/11 (5)	242,550
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
95	8.00%, 4/1/12	97,375
	OED Corp./Diamond Jo, LLC
475	8.75%, 4/15/12	477,969
	San Pasqual Casino
305	8.00%, 9/15/13 (5)	308,050
	Station Casinos, Inc., Sr. Notes
95	6.00%, 4/1/12	89,656
	Trump Entertainment Resorts, Inc.
840	8.50%, 6/1/15	810,600
	Tunica-Biloxi Gaming Authority, Sr. Notes
240	9.00%, 11/15/15 (5)	246,000
	Waterford Gaming, LLC, Sr. Notes
73	8.625%, 9/15/12 (5)	77,563
	Wynn Las Vegas, LLC
105	6.625%, 12/1/14	99,488
		$5,496,282
Nonferrous Metals/Minerals — 0.1%
	Alpha Natural Resources, Sr. Notes
135	10.00%, 6/1/12	144,113
	Novelis, Inc., Sr. Notes
345	8.00%, 2/15/15 (5)	335,513
		$479,626
Oil and Gas — 0.7%
	Allis-Chalmers Energy, Inc., Sr. Notes
270	9.00%, 1/15/14 (5)	272,700
	Clayton Williams Energy, Inc.
115	7.75%, 8/1/13	107,525
	Copano Energy, LLC, Sr. Notes
70	8.125%, 3/1/16	70,700
	El Paso Corp.
225	9.625%, 5/15/12 (5)	247,500
	El Paso Production Holding Co.
50	7.75%, 6/1/13	51,063
	Encore Acquisition Co., Sr. Sub. Notes
155	7.25%, 12/1/17	151,125
	Giant Industries
225	8.00%, 5/15/14	225,000

	Kinder Morgan Finance Co.
$ 285	5.35%, 1/5/11	$ 266,621
	Ocean Rig Norway AS, Sr. Notes
100	8.375%, 7/1/13 (5)	103,500
	Parker Drilling Co., Sr. Notes
100	9.625%, 10/1/13	109,000
	Petrobras International Finance Co.
50	7.75%, 9/15/14	54,000
	Petrohawk Energy Corp., Sr. Notes
795	9.125%, 7/15/13 (5)	816,863
	Quicksilver Resources, Inc.
210	7.125%, 4/1/16	199,500
	Semgroup L.P., Sr. Notes
260	8.75%, 11/15/15 (5)	262,600
	Sesi, LLC, Sr. Notes
60	6.875%, 6/1/14 (5)	58,500
	Stewart & Stevenson, LLC, Sr. Notes
190	10.00%, 7/15/14 (5)	193,800
	Transmontaigne, Inc., Sr. Sub. Notes
175	9.125%, 6/1/10	186,813
	United Refining Co., Sr. Notes
560	10.50%, 8/15/12	593,600
	VeraSun Energy Corp.
305	9.875%, 12/15/12 (5)	326,350
	Williams Cos., Inc. (The)
80	8.75%, 3/15/32	86,800
		$ 4,383,560
Publishing — 0.5%
	American Media Operations, Inc., Series B
$ 630	10.25%, 5/1/09	$ 591,413
	CBD Media, Inc., Sr. Sub. Notes
125	8.625%, 6/1/11	123,438
	Dex Media West, LLC, Sr. Sub. Notes
87	9.875%, 8/15/13	94,178
	Houghton Mifflin Co., Sr. Sub. Notes
1,345	9.875%, 2/1/13	1,400,481
	MediaNews Group, Inc., Sr. Sub. Notes
100	6.875%, 10/1/13	92,125
	R.H. Donnelley Corp., Sr. Disc. Notes
210	6.875%, 1/15/13	191,625
380	6.875%, 1/15/13	346,750
	R.H. Donnelley Corp., Sr. Notes
235	8.875%, 1/15/16	235,294
		$ 3,075,304

Radio and Television — 0.5%
	Advanstar Communications, Inc.
$ 1,115	10.75%, 8/15/10	$ 1,201,424
	CanWest Media, Inc.
464	8.00%, 9/15/12	454,508
	LBI Media, Inc.
165	10.125%, 7/15/12	175,725
	Rainbow National Services, LLC, Sr. Notes
180	8.75%, 9/1/12 (5)	191,250
	Rainbow National Services, LLC, Sr. Sub. Debs.
645	10.375%, 9/1/14 (5)	724,013
	Sirius Satellite Radio, Sr. Notes
505	9.625%, 8/1/13	474,700
		$ 3,221,620
Rail Industries — 0.0%
	Kansas City Southern Railway Co.
95	9.50%, 10/1/08	99,988
	TFM SA de C.V., Sr. Notes
130	12.50%, 6/15/12	143,650
		$ 243,638
Retailers (Except Food and Drug) — 0.4%
	Autonation, Inc., Variable Rate
135	7.507%, 4/15/13 (5)	137,025
	GameStop Corp.
1,265	8.00%, 10/1/12	1,290,300
	GameStop Corp., Variable Rate
365	9.383%, 10/1/11	382,338
	Neiman Marcus Group, Inc.
485	9.00%, 10/15/15	513,494
310	10.375%, 10/15/15	330,538
		$ 2,653,695
Steel — 0.1%
	Ispat Inland ULC, Sr. Notes
199	9.75%, 4/1/14	221,193
	RathGibson, Inc., Sr. Notes
430	11.25%, 2/15/14 (5)	447,200
		$ 668,393
Surface Transport — 0.0%
	Horizon Lines, LLC
217	9.00%, 11/1/12	221,883
		$ 221,883
Telecommunications — 1.5%
	AirGate PCS, Inc., Variable Rate
105	9.257%, 10/15/11	107,888

	Alamosa Delaware, Inc., Sr. Notes
$ 515	11.00%, 7/31/10	$ 565,213
	Centennial Cellular Operating Co., LLC, Sr. Notes
205	10.125%, 6/15/13	217,300
	Digicel Ltd., Sr. Notes
200	9.25%, 9/1/12 (5)	209,500
	Intelsat Bermuda Ltd.
325	9.25%, 6/15/16 (5)	333,938
	Intelsat Bermuda Ltd., Sr. Notes
385	11.25%, 6/15/16 (5)	390,775
	Intelsat Bermuda Ltd., Sr. Notes, Variable Rate
485	10.484%, 1/15/12	494,700
	Intelsat Ltd., Sr. Notes
1,425	5.25%, 11/1/08	1,343,063
	LCI International, Inc., Sr. Notes
345	7.25%, 6/15/07	347,588
	New Skies Satellites NV, Sr. Notes
485	9.125%, 11/1/12	518,950
	New Skies Satellites NV, Sr. Notes, Variable Rate
260	10.414%, 11/1/11	269,750
	Qwest Capital Funding, Inc.
110	7.00%, 8/3/09	109,725
	Qwest Communications International, Inc.
500	7.50%, 2/15/14	492,500
	Qwest Communications International, Inc., Sr. Notes
65	7.50%, 11/1/08	65,163
	Qwest Corp., Sr. Notes
140	7.625%, 6/15/15	142,975
	Qwest Corp., Sr. Notes, Variable Rate
985	8.579%, 6/15/13	1,058,875
	Rogers Wireless, Inc., Sr. Sub. Notes
40	8.00%, 12/15/12	41,400
	Rogers Wireless, Inc., Variable Rate
1,453	8.454%, 12/15/10	1,496,590
	UbiquiTel Operating Co., Sr. Notes
395	9.875%, 3/1/11	431,538
	Windstream Corp., Sr. Notes
290	8.125%, 8/1/13 (5)	303,050
580	8.625%, 8/1/16 (5)	606,100
		$ 9,546,581
Utilities — 0.2%
	Dynegy Holdings, Inc.
195	8.375%, 5/1/16 (5)	192,563
	Dynegy Holdings, Inc., Debs.
390	7.625%, 10/15/26	343,200
	Mission Energy Holding Co.
215	13.50%, 7/15/08	241,338

	NRG Energy, Inc.
$ 140	7.25%, 2/1/14	$ 137,375
	NRG Energy, Inc., Sr. Notes
185	7.375%, 2/1/16	181,300
		$ 1,095,776
Total Corporate Bonds & Notes (identified cost $87,979,411)		$ 88,595,505

Convertible Bonds — 0.0%

Principal
Amount	Security	Value
$ 310,000	L-3 Communications Corp. (5)	$ 304,575
Total Convertible Bonds (identified cost, $313,351)		$ 304,575

Common Stocks — 0.1%

Shares	Security	Value
32,088	Trump Entertainment Resorts, Inc. (6)	$ 584,964
Total Common Stocks (identified cost, $395,965)		$ 584,964

Convertible Preferred Stocks — 0.0%

Shares	Security	Value
1,007	Chesapeake Energy Corp., 4.50%	$ 98,384
934	Crown Castle International Corp., (PIK), 6.25% PIK	52,421
Total Convertible Preferred Stocks (identified cost, $142,317)		$ 150,805

Closed-End Investment Companies — 3.7%

Shares	Security	Value
87,500	Citigroup Investments Corporate Loan Fund, Inc.	$ 1,148,875
125,000	First Trust / Four Corners Senior Floating Rate Income Fund II	2,235,000
20,000	Floating Rate Income Strategies Fund II, Inc.	351,200
25,000	Floating Rate Income Strategies Fund, Inc.	437,250
895,800	ING Prime Rate Trust	6,360,180
130,000	Pioneer Floating Rate Trust	2,460,900
1,197,000	Van Kampen Senior Income Trust	10,030,860
Total Closed-End Investment Companies (identified cost, $23,835,934)		$ 23,024,265

Short-Term Investments — 4.5%

Principal Amount	Maturity Date	Borrower	Rate	Amount
$ 16,711,000	08/01/06	General Electric Capital Corp., Commercial Paper	5.30%	$ 16,711,000
10,000,000	08/08/06	HSBC Finance Corp., Commercial Paper	5.30%	9,989,695
1,500,000	08/01/06	Investors Bank and Trust Company Time Deposit	5.31%	1,500,000
Total Short-Term Investments (at amortized cost)				$ 28,200,695
Gross Investments — 160.6% (identified cost $1,001,248,245)				$ 1,003,305,995
Less Unfunded Loan Commitments — (0.9)% (identified cost $5,735,490)				$ (5,735,490)
Net Investments — 159.7% (identified cost $995,512,715)				$ 997,570,505
Other Assets, Less Liabilities — 3.4%				$ 21,383,579
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (63.1)%				$ (394,308,476)
Net Assets Applicable to Common Shares — 100.0%				$ 624,645,608

PIK	—	Payment In Kind.
REIT	—	Real Estate Investment Trust
(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Unfunded loan commitments. The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the Borrower’s discretion.

(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)	Security is in default and making only partial interest payments.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the aggregate value of the securities is $25,373,103 or 4.1% of the net assets.

(6)	Non-income producing security.

A summary of financial instruments at July 31, 2006 is as follows:

Credit Default Swaps

Net Unrealized
Notional	Expiration		Appreciation
Amount	Date	Description	(Depreciation)
$ 2,000,000	9/20/2008

Agreement with Credit Suisse/First Boston dated 1/9/2004 whereby the Trust will receive 2.45% per year times the notional amount. The Trust makes a payment only upon a default event on underlying loan assets (7 in total, each representing 14.29% of the notional value of the swap).

$ (4,188)
$ 2,000,000	9/20/2008

Agreement with Credit Suisse/First Boston dated 1/27/2004 whereby the Trust will receive 2.45% per year times the notional amount. The Trust makes a payment only upon a default event on underlying loan assets (7 in total, each representing 14.29% of the notional value of the swap).

$ (447)
$ 2,000,000	3/20/2010	Agreement with Lehman Brothers dated 3/15/2005 whereby the Trust will receive 2.20% per year times the notional amount. The Trust makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	$1,689

At July 31, 2006, the Trust had sufficient cash and/or securities segregated to cover potential obligations arising from open swap contracts.

The cost and unrealized appreciation (depreciation) in value of investments owned by the Trust at July 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$ 996,471,219
Gross unrealized appreciation	$ 5,885,214
Gross unrealized depreciation	(4,653,322)
Net unrealized appreciation	$ 1,231,892

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Floating-Rate Trust

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President and Principal Executive Officer
Date:	September 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President and Principal Executive Officer
Date:	September 25, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	September 25, 2006